UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 14, 2001

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		40

FORM 13F Information Table Value Total:	$125,256,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     2635   145382 SH       SOLE                    61382             84000
AFLAC Inc.                     COM              001055102     3784    52423 SH       SOLE                    52423
ASM Lithography NYS            COM              N07059111     7145   316666 SH       SOLE                   149956            166710
Affymetrix                     COM              00826T108     5304    71256 SH       SOLE                    25746             45510
Amdocs                         COM              G02602103     2508    37850 SH       SOLE                     1450             36400
Applied Materials              COM              038222105      263     6887 SH       SOLE                     6887
Barr Labs                      COM              068306109      678     9300 SH       SOLE                      500              8800
Biovail Corporation            COM              09067J109    12145   312702 SH       SOLE                   201212            111490
Brigham Exploration            COM              109178103      112    25280 SH       SOLE                     1780             23500
Brio Technology                COM              109704106      351    83245 SH       SOLE                     2445             80800
Business Objects ADR           COM              12328X107     8955   158147 SH       SOLE                   105277             52870
Concord Camera                 COM              206156101     4711   285521 SH       SOLE                   144041            141480
Deswell Inds. Inc.             COM              250639101      532    33535 SH       SOLE                     2135             31400
Ditech                         COM              25500M103     4141   257782 SH       SOLE                   149802            107980
Federal Nat'l Mtg.             COM              313586109      806     9294 SH       SOLE                     9294
Flir Systems                   COM              302445101      869   156226 SH       SOLE                    60416             95810
General Electric               COM              369604103      334     6961 SH       SOLE                     6961
Home Depot                     COM              437076102      629    13774 SH       SOLE                    13774
Intel Corp.                    COM              458140100     5383   179052 SH       SOLE                   179052
KV Pharmaceutical Cl A         COM              482740206    12932   517291 SH       SOLE                   363882            153409
Lehman Brothers Hldgs          COM              524908100      622     9200 SH       SOLE                                       9200
Lilly Eli                      COM              532457108      566     6085 SH       SOLE                     6085
MFC Bancorp                    COM              55271X202     3533   452206 SH       SOLE                   274561            177645
Nextel Communications          COM              65332V103     1536    62058 SH       SOLE                    28758             33300
Nortel                         COM              656568102      399    12451 SH       SOLE                    12451
Novellus Systems               COM              670008101    12668   352487 SH       SOLE                   219312            133175
Papa John's Int'l              COM              698813102      468    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     1982    43091 SH       SOLE                    43091
Philip Morris Cos.             COM              718154107      397     9026 SH       SOLE                     9026
Polaroid                       COM              731095105      267    45910 SH       SOLE                    14660             31250
Procter & Gamble               COM              742718109      329     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     5281    64251 SH       SOLE                    64251
Rainbow Technology             COM              750862104     3086   195191 SH       SOLE                    96661             98530
Research In Motion             COM              760975102     2535    31685 SH       SOLE                      675             31010
Schering Plough                COM              806605101     1015    17879 SH       SOLE                    17879
Seitel Inc.                    COM              816074306     5812   315203 SH       SOLE                   140008            175195
Staples Inc.                   COM              855030102     1580   133722 SH       SOLE                    38637             95085
Thomas Group, Inc.             COM              884402108      656   128055 SH       SOLE                    64680             63375
Three-Five Systems             COM              88554L108     5485   304709 SH       SOLE                   199160            105549
Veeco Instr                    COM              922417100     2822    70329 SH       SOLE                    50914             19415